UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21865

                               Nakoma Mutual Funds
               (Exact name of registrant as specified in charter)

                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
               (Address of principal executive offices)(zip code)

                                 Daniel Pickett
                         Nakoma Capital Management, LLC
                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (608) 831-8814
                                                           --------------
                         Date of fiscal year end: May 31
                                                  ------
                    Date of reporting period: August 31, 2007
                                              ---------------

Item 1.  Schedule of Investments

Nakoma Absolute Return Fund
Schedule of Investments
August 31, 2007 (Unaudited)

Nakoma Absolute Return Fund
Schedule of Investments - As of August 31, 2007
(Unaudited)


                                                                                                   Shares or
                                                                                                   Principal             Market
Description                                                                                          Amount               Value

Common Stocks - 54.7%

Consumer Discretionary - 3.5%

   Hotels, Restaurants & Leisure - 0.9%
   International Game Technology                                                                       6,680      $          254,976
                                                                                                                  ------------------
   Internet & Catalog Retail - 2.6%
   NutriSystem, Inc. (1)                                                                              13,920                 754,881
                                                                                                                  ------------------
     Total Consumer Discretionary                                                                                          1,009,857
                                                                                                                  ------------------
Consumer Staples - 2.3%
   Food & Staples Retailing - 2.3%
   CVS Caremark Corp.                                                                                 17,220                 651,260
                                                                                                                  ------------------
       Total Consumer Staples                                                                                                651,260
                                                                                                                  ------------------

Energy - 2.1%
   Oil, Gas & Consumable Fuels - 2.1%
   United States Natural Gas Fund LP (1) (4)                                                          17,700                 600,915
                                                                                                                  ------------------
       Total Energy                                                                                                          600,915
                                                                                                                  ------------------

Financials - 6.4%
   Capital Markets - 4.4%
   Affiliated Managers Group, Inc. (1)                                                                 6,800                 770,100
   AllianceBernstein Holdings LP                                                                       6,000                 495,660
                                                                                                                  ------------------
                                                                                                                           1,265,760
                                                                                                                  ------------------
   Diversified Financial Services - 2.0%
   Portfolio Recovery Associates, Inc. (1)                                                            11,120                 571,123
                                                                                                                  ------------------
     Total Financials                                                                                                      1,836,883
                                                                                                                  ------------------
Health Care - 13.9%
   Health Care Equipment & Supplies - 5.4%
   Hologic, Inc. (1)                                                                                  16,040                 852,526
   NuVasive, Inc. (1)                                                                                 22,270                 710,413
                                                                                                                           1,562,939
   Health Care Provider & Services - 5.2%
   LHC Group, Inc. (1)                                                                                21,000                 420,630
   Nighthawk Radiology Holdings, Inc. (1)                                                             21,300                 467,748
   UnitedHealth Group, Inc.                                                                           12,490                 624,625
                                                                                                                  ------------------
                                                                                                                           1,513,003
                                                                                                                  ------------------
   Life Sciences Tools & Services - 3.3%
   Thermo Fisher Scientific, Inc. (1)                                                                 17,340                 940,348
                                                                                                                  ------------------
     Total Health Care                                                                                                     4,016,290
                                                                                                                  ------------------
Industrials - 5.7%
   Aerospace & Defense - 5.7%
   Boeing Co.                                                                                          7,100                 686,570
   Taser International, Inc. (1)                                                                      66,910                 957,482
                                                                                                                  ------------------
                                                                                                                           1,644,052
                                                                                                                  ------------------
     Total Industrials                                                                                                     1,644,052
                                                                                                                  ------------------
Information Technology - 17.6%
   Communications Equipment - 4.3%
   Cisco Systems, Inc. (1)                                                                            17,030                 543,598
   Corning, Inc.                                                                                      31,090                 726,573
                                                                                                                  ------------------
                                                                                                                           1,270,171
                                                                                                                  ------------------
   Internet Software & Services - 1.1%
   eBay, Inc. (1)                                                                                      9,000                 306,900
                                                                                                                  ------------------
   IT Services - 3.6%
   Alliance Data Systems Corp. (1)                                                                    13,120               1,029,264
                                                                                                                  ------------------
   Semiconductors & Semiconductor Equipment - 5.2%
   Intel Corp.                                                                                        24,300                 625,725
   MEMC Electronic Materials, Inc. (1)                                                                 8,450                 518,999
   Varian Semiconductor Equipment Assoc., Inc. (1)                                                     6,955                 386,907
                                                                                                                  ------------------
                                                                                                                           1,531,631
                                                                                                                  ------------------
   Software - 3.4%
   Activision, Inc. (1)                                                                               27,500                 535,975
   Amdocs Ltd. (1)                                                                                    12,980                 458,194
                                                                                                                  ------------------
                                                                                                                             994,169
                                                                                                                  ------------------
     Total Information Technology                                                                                          5,132,135
                                                                                                                  ------------------
Telecommunication Services - 3.2%
   Diversified Telecommunication - 3.2%
   AT&T, Inc.                                                                                         23,450                 934,952
                                                                                                                  ------------------
       Total Telecommunication Services                                                                                      934,952
                                                                                                                  ------------------

Total Common Stocks
  (Cost $14,983,399)                                                                                                      15,826,344
                                                                                                                  ------------------
Short Term Investments - 46.4%
   UMB Bank Money Market Fiduciary 3.738%, 9/5/2007 (2) (3)                                       13,410,520              13,410,520
                                                                                                                  ------------------
Total Short Term Investments
  (Cost $13,410,520)                                                                                                      13,410,520
                                                                                                                  ------------------


Total Investments - 101.1%
  (Cost $28,393,918)                                                                                                      29,236,864
Liabilities in excess of other assets- (1.1)%                                                                              (309,812)
                                                                                                                  ------------------
Total Net Assets - 100.0%                                                                                                $28,927,052
                                                                                                                  ==================



SCHEDULE OF SECURITIES SOLD SHORT


                                                                                                   Shares or
                                                                                                   Principal             Market
Description                                                                                          Amount               Value

Consumer Discretionary
   Automobiles
   Harley-Davidson, Inc.                                                                               5,510                 296,383
   Winnebago Industries, Inc.                                                                         12,220                 325,907
                                                                                                                  ------------------
                                                                                                                             622,290
                                                                                                                  ------------------
   Hotels, Restaurants & Leisure
   CBRL Group, Inc.                                                                                    7,530                 281,773
   Dover Downs Gaming & Entertainment, Inc.                                                           32,110                 331,696
   Starbucks Corp. (1)                                                                                 8,570                 236,103
                                                                                                                  ------------------
                                                                                                                             849,572
                                                                                                                  ------------------
   Household Durables
   Centex Corp.                                                                                       14,930                 431,626
   Ethan Allen Interiors, Inc.                                                                         6,830                 229,488
   MDC Holdings, Inc.                                                                                  8,330                 370,602
   Mohawk Industries, Inc. (1)                                                                         3,580                 312,570
                                                                                                                  ------------------
                                                                                                                           1,344,286
                                                                                                                  ------------------
   Internet & Catalog Retail
   NetFlix, Inc. (1)                                                                                  16,380                 286,978
                                                                                                                  ------------------
   Specialty Retail
   AutoZone, Inc. (1)                                                                                  2,100                 254,709
   Cabela's, Inc., Class A (1)                                                                        18,360                 433,847
   Sherwin Williams Co.                                                                                4,110                 283,631
                                                                                                                  ------------------
                                                                                                                             972,187
                                                                                                                  ------------------
     Total Consumer Discretionary                                                                                          4,075,313
                                                                                                                  ------------------
Energy
   Energy Equipment & Services
   Halliburton Co.                                                                                     7,120                 246,281
                                                                                                                  ------------------
   Oil, Gas & Consumable Fuels
   Energy Select Sector SPDR Fund (4)                                                                  6,000                 418,980
   Frontier Oil Corp.                                                                                  9,210                 377,886
   United States Oil Fund LP (1) (4)                                                                  15,600                 870,636
   Valero Energy Corp.                                                                                 4,130                 282,946
                                                                                                                  ------------------
                                                                                                                           1,950,448
                                                                                                                  ------------------
     Total Energy                                                                                                          2,196,729
                                                                                                                  ------------------
Financials
   Thrifts & Mortgage Finance
   BankUnited Financial Corp., Class A                                                                21,400                 365,940
   FirstFed Financial Corp. (1)                                                                        9,500                 477,375
   Washington Mutual, Inc.                                                                            11,410                 418,975
                                                                                                                  ------------------
                                                                                                                           1,262,290
                                                                                                                  ------------------
     Total Financials                                                                                                      1,262,290
                                                                                                                  ------------------
Industrials
   Commercial Services & Supplies
   ACCO Brands Corp. (1)                                                                              16,290                 369,294
                                                                                                                  ------------------
       Total Industrials                                                                                                     369,294
                                                                                                                  ------------------

Information Technology
   Communications Equipment
   Nortel Networks Corp. (1)                                                                          11,690                 204,224
                                                                                                                  ------------------
   Computers & Peripherals
   Apple, Inc. (1)                                                                                     3,080                 426,518
                                                                                                                  ------------------
   Semiconductors & Semiconductor Equipment
   Applied Materials, Inc.                                                                            13,640                 291,350
   Lam Research Corp. (1)                                                                              3,790                 203,259
   Novellus Systems, Inc. (1)                                                                         14,070                 385,096
   STMicroelectronics N.V.                                                                            21,600                 376,056
                                                                                                                  ------------------
                                                                                                                           1,255,761
                                                                                                                  ------------------
     Total Information Technology                                                                                          1,886,503
                                                                                                                  ------------------
Telecommunication Services
   Wireless Telecommunication Services
   Sprint Nextel Corp.                                                                                15,870                 300,261
                                                                                                                  ------------------
       Total Telecommunication Services                                                                                      300,261
                                                                                                                  ------------------

TOTAL SECURITIES SOLD SHORT
  Proceeds $10,898,762                                                                                                    10,090,390
                                                                                                                  ------------------


(1) - Non-income producing security
(2) - Variable rate security, the coupon rate represents the rate at August 31, 2007.
(3) - As of the period ended August 31, 2007, 4,984,440 shares valued at $4,984,440 were held in a segregated account as collateral for securities sold short.
(4) - ETFs


At August 31, 2007, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:


Cost of Investments                                              $28,401,392
Proceeds from Securities Sold Short                              (10,871,330)
Gross unrealized appreciation                                      2,184,084
Gross unrealized depreciation                                       (567,672)
Net unrealized depreciation on investments                        $1,616,412


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

a) The Registrant's principal executive and financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended August 31, 2007 that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) Certification for the principal executive and financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

         Exhibit No.                Description of Exhibit
         -----------                ----------------------
99.1     Certification of Principal Executive and Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
October 26, 2007